Business Combinations (Preliminary Allocation Of Purchase Price) (Details) (ColorMatrix, USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 21, 2011
Business Acquisition [Line Items]
Cash and cash equivalents	$ 1.9
Accounts receivables	30.7
Inventories	30.9
Other current assets	5.7
Property, net	29.4
Other non-current assets	0
Other intangible assets, net	275.4
Goodwill	224.6	224.6
Total assets acquired	598.6
Accounts payable	16.2
Accrued expenses and other liabilities	3.7
Other non-current liabilities	90.7
Total liabilities assumed	110.6
Net assets acquired	488.0
Initial Allocation
Business Acquisition [Line Items]
Cash and cash equivalents		1.9
Accounts receivables		30.7
Inventories		32.8
Other current assets		7.1
Property, net		25.4
Other non-current assets		1.3
Other intangible assets, net		276.0
Goodwill		225.8
Total assets acquired		601.0
Accounts payable		16.2
Accrued expenses and other liabilities		3.5
Other non-current liabilities		93.3
Total liabilities assumed		113.0
Net assets acquired		488.0
Adjustments to Fair Value
Business Acquisition [Line Items]
Cash and cash equivalents	0
Accounts receivables	0
Inventories	(1.9)
Other current assets	(1.4)
Property, net	4.0
Other non-current assets	(1.3)
Other intangible assets, net	(0.6)
Goodwill	(1.2)
Total assets acquired	(2.4)
Accounts payable	0
Accrued expenses and other liabilities	0.2
Other non-current liabilities	(2.6)
Total liabilities assumed	(2.4)
Net assets acquired	$ 0